Distribution Date:	09/15/23	JPMC Commercial Mortgage Securities Trust 2013-C16
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	8		partnership
Current Mortgage Loan and Property Stratification	9-13		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 1)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank National Association
Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46641BAA1	1.223200%	56,761,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641BAB9	3.070000%	236,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641BAC7	3.881200%	145,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46641BAD5	4.166400%	276,236,000.00	59,442,148.92	47,452,093.50	206,383.14	0.00	0.00	47,658,476.64	11,990,055.42	96.50%	30.00%
A-SB	46641BAE3	3.674400%	80,504,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46641BAH6	4.516900%	83,774,000.00	83,774,000.00	0.00	315,332.32	0.00	0.00	315,332.32	83,774,000.00	72.07%	22.62%
B	46641BAJ2	5.035183%	73,835,000.00	73,835,000.00	0.00	309,810.59	0.00	0.00	309,810.59	73,835,000.00	50.54%	16.12%
C	46641BAK9	5.099983%	41,177,000.00	41,177,000.00	0.00	175,001.65	0.00	0.00	175,001.65	41,177,000.00	38.53%	12.50%
D	46641BAP8	5.099983%	56,795,000.00	56,795,000.00	0.00	241,377.92	0.00	0.00	241,377.92	56,795,000.00	21.96%	7.50%
E	46641BAR4	3.744000%	21,299,000.00	21,299,000.00	0.00	66,452.88	0.00	0.00	66,452.88	21,299,000.00	15.75%	5.62%
F	46641BAT0	3.744000%	11,359,000.00	11,359,000.00	0.00	22,672.45	0.00	0.00	22,672.45	11,359,000.00	12.44%	4.63%
NR	46641BAV5	3.744000%	52,536,247.00	41,881,685.52	0.00	0.00	0.00	(758,792.07)	0.00	42,640,477.59	0.00%	0.00%
R	46641BAX1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,917,248.00	389,562,834.44	47,452,093.50	1,337,030.95	0.00	(758,792.07)	48,789,124.45	342,869,533.01

X-A	46641BAF0	0.728558%	878,916,000.00	143,216,148.92	0.00	86,951.09	0.00	0.00	86,951.09	95,764,055.42
X-B	46641BAG8	0.064800%	73,835,000.00	73,835,000.00	0.00	3,987.09	0.00	0.00	3,987.09	73,835,000.00
X-C	46641BAM5	1.355983%	85,194,247.00	74,539,685.52	0.00	84,228.76	0.00	0.00	84,228.76	75,298,477.59
Notional SubTotal			1,037,945,247.00	291,590,834.44	0.00	175,166.94	0.00	0.00	175,166.94	244,897,533.01

Deal Distribution Total					47,452,093.50	1,512,197.89	0.00	(758,792.07)	48,964,291.39

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class EC, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641BAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641BAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641BAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46641BAD5	215.18610507	171.78098981	0.74712615	0.00000000	0.00000000	0.00000000	0.00000000	172.52811596	43.40511526
A-SB	46641BAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46641BAH6	1,000.00000000	0.00000000	3.76408337	0.00000000	0.00000000	0.00000000	0.00000000	3.76408337	1,000.00000000
B	46641BAJ2	1,000.00000000	0.00000000	4.19598551	0.00000000	0.00000000	0.00000000	0.00000000	4.19598551	1,000.00000000
C	46641BAK9	1,000.00000000	0.00000000	4.24998543	0.00000000	0.00000000	0.00000000	0.00000000	4.24998543	1,000.00000000
D	46641BAP8	1,000.00000000	0.00000000	4.24998539	0.00000000	0.00000000	0.00000000	0.00000000	4.24998539	1,000.00000000
E	46641BAR4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
F	46641BAT0	1,000.00000000	0.00000000	1.99598996	1.12401004	1.12401004	0.00000000	0.00000000	1.99598996	1,000.00000000
NR	46641BAV5	797.19599156	0.00000000	0.00000000	2.48725152	19.88562868	0.00000000	(14.44321042)	0.00000000	811.63920198
R	46641BAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641BAF0	162.94634404	0.00000000	0.09892992	0.00000000	0.00000000	0.00000000	0.00000000	0.09892992	108.95700547
X-B	46641BAG8	1,000.00000000	0.00000000	0.05400000	0.00000000	0.00000000	0.00000000	0.00000000	0.05400000	1,000.00000000
X-C	46641BAM5	874.93801688	0.00000000	0.98866723	0.00000000	0.00000000	0.00000000	0.00000000	0.98866723	883.84462850

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	206,383.14	0.00	206,383.14	0.00	0.00	0.00	206,383.14	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/23 - 08/30/23	30	0.00	86,951.09	0.00	86,951.09	0.00	0.00	0.00	86,951.09	0.00
X-B	08/01/23 - 08/30/23	30	0.00	3,987.09	0.00	3,987.09	0.00	0.00	0.00	3,987.09	0.00
X-C	08/01/23 - 08/30/23	30	0.00	84,228.76	0.00	84,228.76	0.00	0.00	0.00	84,228.76	0.00
A-S	08/01/23 - 08/30/23	30	0.00	315,332.32	0.00	315,332.32	0.00	0.00	0.00	315,332.32	0.00
B	08/01/23 - 08/30/23	30	0.00	309,810.59	0.00	309,810.59	0.00	0.00	0.00	309,810.59	0.00
C	08/01/23 - 08/30/23	30	0.00	175,001.65	0.00	175,001.65	0.00	0.00	0.00	175,001.65	0.00
D	08/01/23 - 08/30/23	30	0.00	241,377.92	0.00	241,377.92	0.00	0.00	0.00	241,377.92	0.00
E	08/01/23 - 08/30/23	30	0.00	66,452.88	0.00	66,452.88	0.00	0.00	0.00	66,452.88	0.00
F	08/01/23 - 08/30/23	30	0.00	35,440.08	0.00	35,440.08	12,767.63	0.00	0.00	22,672.45	12,767.63
NR	08/01/23 - 08/30/23	30	914,045.44	130,670.86	0.00	130,670.86	130,670.86	0.00	0.00	0.00	1,044,716.30
Totals			914,045.44	1,655,636.38	0.00	1,655,636.38	143,438.49	0.00	0.00	1,512,197.89	1,057,483.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
EC	46641BAL7	N/A	198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			198,786,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	48,964,291.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,660,650.42	Master Servicing Fee	2,816.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,224.42
Interest Adjustments	0.00	Trustee Fee	150.96
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	167.73
ARD Interest	0.00	Senior Trust Advisor Fee	654.14
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,660,650.42	Total Fees	5,014.06

Principal		Expenses/Reimbursements
Scheduled Principal	26,168,134.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	13,606.04
Principal Prepayments	20,525,166.72	Special Servicing Fees (Monthly)	29,952.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	758,792.07	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	3,100.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	96,780.25
Total Principal Collected	47,452,093.53	Total Expenses/Reimbursements	143,438.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,512,197.89
Excess Liquidation Proceeds	0.00	Principal Distribution	47,452,093.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	48,964,291.39
Total Funds Collected	49,112,743.95	Total Funds Distributed	49,112,743.94

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	389,562,834.44	389,562,834.44	Beginning Certificate Balance	389,562,834.44
(-) Scheduled Principal Collections	26,168,134.74	26,168,134.74	(-) Principal Distributions	47,452,093.50
(-) Unscheduled Principal Collections	20,525,166.72	20,525,166.72	(-) Realized Losses	(758,792.07)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(758,792.07)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(758,792.07)	(758,792.07)	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.03)	(0.03)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	342,869,533.01	342,869,533.01	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	390,417,874.11	390,417,874.11	Ending Certificate Balance	342,869,533.01
Ending Actual Collateral Balance	343,782,295.92	343,782,295.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP
$4,999,999 or less	2	4,606,447.22	1.34%	2	5.1845	2.569291	1.30 or less	5	214,537,515.06	62.57%	2	4.8469	0.857450
$5,000,000 to $14,999,999	4	32,256,552.59	9.41%	1	4.9911	1.796010	1.31 to 1.40	1	7,734,011.61	2.26%	2	5.2230	1.400400
$15,000,000 to $29,999,999	1	16,755,784.11	4.89%	1	5.0695	(0.945700)	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	3	109,461,406.34	31.93%	1	4.9189	1.459727	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to 99,999,999	1	56,749,262.90	16.55%	1	4.9955	1.881100	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	1	116,779,291.10	34.06%	2	4.8333	0.924700	1.76 to 2.00	2	94,885,677.13	27.67%	1	5.0737	1.906542
Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597	2.01 to 2.25	1	6,416,759.59	1.87%	2	4.6900	2.100100
							2.26 or Greater	3	13,034,780.87	3.80%	1	4.9423	3.013319
							Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP
							Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP
Arizona	1	6,416,759.59	1.87%	2	4.6900	2.100100
							Lodging	2	70,312,901.36	20.51%	2	5.0524	1.536597
California	1	8,428,333.65	2.46%	1	4.8100	3.256000
							Mixed Use	1	920,853.55	0.27%	1	5.1900	1.944400
Georgia	3	38,136,414.23	11.12%	1	5.1900	1.944400
							Multi-Family	1	116,779,291.10	34.06%	2	4.8333	0.924700
Louisiana	1	56,749,262.90	16.55%	1	4.9955	1.881100
							Office	5	125,166,506.36	36.51%	1	4.9258	1.199492
Minnesota	1	16,755,784.11	4.89%	1	5.0695	(0.945700)
							Retail	3	18,822,744.67	5.49%	1	4.8494	2.584779
New York	1	116,779,291.10	34.06%	2	4.8333	0.924700
							Self Storage	2	4,606,447.22	1.34%	2	5.1845	2.569291
Pennsylvania	1	9,677,447.74	2.82%	1	5.1630	0.639000
							Totals	15	342,869,533.01	100.00%	1	4.9279	1.274597
Texas	3	12,340,458.83	3.60%	2	5.2086	1.836724

Virginia	1	37,074,992.11	10.81%	2	4.9290	1.171000

Washington, DC	1	34,250,000.00	9.99%	0	4.6060	1.232600

Totals	15	342,869,533.01	100.00%	1	4.9279	1.274597

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP
	4.50000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.80000%	2	40,666,759.59	11.86%	0	4.6193	1.369482	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.05000%	4	219,031,879.76	63.88%	2	4.8906	1.303894	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.05001% to 5.25000%	6	76,910,104.91	22.43%	1	5.1633	1.133224	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25001% to 5.45000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	12	336,608,744.26	98.17%	1	4.9202	1.272822
	5.45001% to 5.65000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597
	5.65001% to 5.95000%	0	0.00	0.00%	0	0.0000	0.000000
	5.95001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP
	60 months or less	12	336,608,744.26	98.17%	1	4.9202	1.272822	Interest Only	1	34,250,000.00	9.99%	0	4.6060	1.232600
	61 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	11	302,358,744.26	88.18%	2	4.9558	1.277378
	Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
								300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
								331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,260,788.75	1.83%	2	5.3450	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	12	336,608,744.26	98.17%	1	4.9202	1.272822
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	342,869,533.01	100.00%	1	4.9279	1.274597
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301161001	MF	New York	NY	Actual/360	4.833%	486,972.90	224,048.43	0.00	N/A	11/01/23	--	117,003,339.50	116,779,291.10	09/01/23
3	301160003	OF	New Orleans	LA	Actual/360	4.995%	244,542.41	98,847.44	0.00	N/A	10/01/23	--	56,848,110.34	56,749,262.90	09/01/23
6	301161006	Various Atlanta		GA	Actual/360	5.190%	170,802.25	81,504.67	0.00	N/A	10/01/23	--	38,217,918.90	38,136,414.23	09/01/23
7	301161007	LO	Richmond	VA	Actual/360	4.929%	157,709.38	81,911.47	0.00	N/A	11/01/23	--	37,156,903.58	37,074,992.11	09/01/23
11	300950003	OF	Washington	DC	Actual/360	4.606%	135,845.01	0.00	0.00	N/A	09/01/23	--	34,250,000.00	34,250,000.00	08/01/23
14	301161014	OF	Oak Brook	IL	Actual/360	5.073%	89,857.55	20,569,820.21	0.00	N/A	10/01/23	--	20,569,820.21	0.00	09/01/23
15	301161015	OF	Bloomington	MN	Actual/360	5.069%	73,397.73	57,723.26	0.00	N/A	10/01/23	--	16,813,507.37	16,755,784.11	05/01/22
16	301161016	OF	Orlando	FL	Actual/360	5.110%	78,291.06	17,792,299.79	0.00	N/A	11/01/23	09/01/23	17,792,299.79	0.00	09/01/23
26	301161026	OF	Canonsburg	PA	Actual/360	5.163%	43,097.90	16,369.59	0.00	N/A	10/01/23	--	9,693,817.33	9,677,447.74	09/01/23
34	28000389	OF	Farmers Branch	TX	Actual/360	5.223%	34,857.86	16,341.67	0.00	N/A	11/06/23	--	7,750,353.28	7,734,011.61	09/06/23
35	301161035	RT	San Pablo	CA	Actual/360	4.810%	34,963.94	13,098.26	0.00	N/A	10/05/23	--	8,441,431.91	8,428,333.65	09/05/23
41	28000390	IN	Maspeth	NY	Actual/360	5.345%	28,875.90	12,981.78	0.00	N/A	11/06/23	--	6,273,770.53	6,260,788.75	09/06/23
42	301161042	RT	Chandler	AZ	Actual/360	4.690%	25,965.69	12,602.16	0.00	N/A	11/05/23	--	6,429,361.75	6,416,759.59	09/05/23
44	301161044	SS	Philadelphia	PA	Actual/360	5.270%	20,740.54	4,570,358.57	0.00	N/A	09/01/23	--	4,570,358.57	0.00	09/01/23
55	301161055	MH	Tampa	FL	Actual/360	5.230%	14,109.15	3,132,852.55	0.00	N/A	09/01/23	--	3,132,852.55	0.00	09/01/23
59	301161059	SS	Lancaster	TX	Actual/360	5.184%	10,776.66	5,119.80	0.00	N/A	11/01/23	--	2,413,893.95	2,408,774.15	09/01/23
60	301161060	SS	Dallas	TX	Actual/360	5.184%	9,844.49	7,421.81	0.00	N/A	11/01/23	--	2,205,094.88	2,197,673.07	09/01/23
Totals							1,660,650.42	46,693,301.46	0.00				389,562,834.44	342,869,533.01
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,995,769.74	6,605,973.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,622,517.00	4,462,631.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,538,373.00	5,978,415.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,445,103.30	3,367,394.30	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,405,050.24	4,427,590.12	01/01/23	06/30/23	--	0.00	0.00	135,697.54	135,697.54	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	760,928.00	(194,441.00)	01/01/23	03/31/23	03/01/23	3,138,458.00	92,608.87	116,948.85	2,010,311.67	118,486.18	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	616,518.00	145,921.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,090,101.22	511,531.57	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,970,934.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	904,395.00	505,621.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,213,643.40	328,189.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	590,639.85	255,642.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	547,031.40	265,186.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	45,701,004.15	26,659,655.92				3,138,458.00	92,608.87	252,646.39	2,146,009.21	118,486.18	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	301161014	20,525,166.72	Payoff Prior to Maturity	0.00	0.00
Totals		20,525,166.72		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	1	16,755,784.11	0	0.00	0	0.00	0	0.00	0	0.00	1	20,525,166.72	4.927924%	4.815675%	1
08/17/23	0	0.00	0	0.00	1	16,813,507.37	0	0.00	1	0.00	0	0.00	0	0.00	3	11,680,446.49	4.950414%	4.849591%	2
07/17/23	0	0.00	0	0.00	2	28,864,025.86	0	0.00	1	11,993,046.12	0	0.00	0	0.00	3	36,280,684.75	4.981222%	4.948933%	3
06/16/23	0	0.00	0	0.00	2	28,950,681.51	0	0.00	1	12,020,105.41	0	0.00	0	0.00	1	32,542,038.59	5.008395%	4.978362%	4
05/17/23	0	0.00	0	0.00	2	29,032,878.41	0	0.00	1	12,045,338.77	0	0.00	0	0.00	0	0.00	5.032527%	5.003850%	4
04/17/23	0	0.00	0	0.00	2	29,118,820.92	0	0.00	1	12,072,175.27	0	0.00	0	0.00	0	0.00	5.025306%	4.996972%	5
03/17/23	0	0.00	0	0.00	2	29,200,284.12	0	0.00	1	12,097,179.42	0	0.00	0	0.00	0	0.00	5.025364%	4.997018%	6
02/17/23	0	0.00	0	0.00	2	29,293,778.59	0	0.00	1	12,127,239.61	0	0.00	0	0.00	0	0.00	5.025433%	4.997075%	7
01/18/23	0	0.00	0	0.00	2	29,374,478.29	0	0.00	1	12,152,001.37	0	0.00	0	0.00	0	0.00	5.025490%	4.997120%	8
12/16/22	0	0.00	0	0.00	2	29,454,825.87	0	0.00	1	12,176,654.14	0	0.00	0	0.00	0	0.00	5.025546%	4.997165%	9
11/18/22	0	0.00	0	0.00	2	29,538,986.28	0	0.00	1	12,202,931.17	0	0.00	0	0.00	1	18,932,562.57	5.025606%	4.997213%	10
10/17/22	0	0.00	0	0.00	2	29,618,616.01	0	0.00	1	12,227,359.75	0	0.00	0	0.00	0	0.00	5.020913%	4.992958%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	300950003	08/01/23	0	5	135,697.54	135,697.54	0.00	34,250,000.00	08/30/23	0
15	301161015	05/01/22	15	6	116,948.85	2,010,311.67	118,486.18	17,668,547.03	08/15/22	2
Totals					252,646.39	2,146,009.21	118,486.18	51,918,547.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		34,250,000	0	34,250,000		0
0 - 6 Months		308,619,533	291,863,749	16,755,784		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	342,869,533	326,113,749	0	0	16,755,784	0
Aug-23	389,562,834	372,749,327	0	0	16,813,507	0
Jul-23	480,401,239	451,537,213	0	0	16,870,980	11,993,046
Jun-23	614,066,616	585,115,935	0	0	16,930,576	12,020,105
May-23	669,195,166	640,162,288	0	0	16,987,540	12,045,339
Apr-23	684,690,693	655,571,872	0	0	17,046,646	12,072,175
Mar-23	685,973,279	656,772,995	0	0	17,103,105	12,097,179
Feb-23	687,523,894	658,230,115	0	0	17,166,539	12,127,240
Jan-23	688,794,198	659,419,720	0	0	17,222,477	12,152,001
Dec-22	690,058,996	660,604,170	0	0	17,278,172	12,176,654
Nov-22	691,410,050	661,871,064	0	0	17,336,055	12,202,931
Oct-22	711,627,693	682,009,077	0	0	17,391,256	12,227,360
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	301161001	116,779,291.10	116,779,291.10	365,000,000.00	09/10/13	6,574,973.37	0.92470	06/30/23	11/01/23	241
11	300950003	34,250,000.00	34,250,000.00	213,000,000.00	04/12/13	3,853,524.62	1.23260	06/30/23	09/01/23	I/O
15	301161015	16,755,784.11	17,668,547.03	16,500,000.00	12/13/22	(248,004.00)	(0.94570)	03/31/23	10/01/23	180
26	301161026	9,677,447.74	9,677,447.74	14,500,000.00	07/26/13	114,001.50	0.63900	03/31/23	10/01/23	241
Totals		177,462,522.95	178,375,285.87	609,000,000.00		10,294,495.49

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	301161001	MF	NY	06/01/23	1

09.01.2023: Loan transferred to Special Servicing, effective 6/1/2023, due to imminent maturity default. Borrower has not executed a PNA, thus preliminary discussions are occurring through legal counsel. Borrower has expressed interest in a short term loan extension and such request is currently being evaluated.

11	300950003	OF	DC	08/30/23	0
No comments to report this cycle.

15	301161015	OF	MN	08/15/22	2

09.01.2023 - The loan was transferred to Special Servicing on 8/15/22 due to Monetary Default. Borrower has signed a PNA and a NOD was sent to Borrower on 9/8/22. The office property was built in 1973, upgraded in 2006, and most recently renovated in 2012 . A major tenant who occupied ~30% of the property's NRA went dark in 2019 and stopped paying in 2022 which was the cause of the Borrower's monetary default. A receiver has been appointed as of 1/27/2023; Special

Servicer is evaluating workout options wit h the receiver. Property is being marketed for sale through the receivership as of September 2023.

26	301161026	OF	PA	08/16/23	4

09/01/2023: Loan transferred to Special Servicing effective 8/16/2023 for Imminent Maturity Default; loan matures 10/1/2023. Collateral securing the loan is an 84k SF suburban office located in Canonsburg, PA. Special Servicer has engaged counsel to draft a pre-negotiation letter to the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	301161006	41,176,237.35	5.19000%	41,176,237.35 5.19000%		10	06/01/20	05/01/20	07/13/20
6	301161006	0.00	5.19000%	0.00	5.19000%	10	07/13/20	05/01/20	06/01/20
10	301161010	34,122,443.23	5.25000%	34,122,443.23 5.25000%		9	08/05/20	07/31/20	08/05/20
27	301161027	0.00	5.14000%	0.00	5.14000%	2	12/04/19	12/04/19	02/19/20
Totals		75,298,680.58		75,298,680.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	301161023 08/17/23	11,993,046.12	8,900,000.00	9,388,600.84	1,362,911.67	9,388,600.84	8,025,689.17	3,967,356.95	758,792.07	758,792.07	3,208,564.88	22.28%
27	301161027 11/18/21	9,158,070.27	5,800,000.00	6,092,897.91	314,128.26	6,092,897.91	5,778,769.65	3,379,300.62	0.00	0.00	3,379,300.62	31.36%
47	28000383 12/17/20	4,437,065.54	1,300,000.00	2,986,709.00	1,162,617.02	2,208,440.29	1,045,823.27	3,391,242.27	0.00	83,337.74	3,307,904.53	63.61%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		25,588,181.93	16,000,000.00	18,468,207.75	2,839,656.95	17,689,939.04	14,850,282.09	10,737,899.84	758,792.07	842,129.81	9,895,770.03

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	301161023	09/15/23	0.00	0.00	3,208,564.88	0.00	0.00	(758,792.07)	0.00	0.00	3,208,564.88
		08/17/23	0.00	0.00	3,967,356.95	0.00	0.00	3,967,356.95	0.00	0.00
27	301161027	11/18/21	0.00	0.00	3,379,300.62	0.00	0.00	3,379,300.62	0.00	0.00	3,379,300.62
47	28000383	02/17/23	0.00	0.00	3,307,904.53	0.00	0.00	(86,645.97)	0.00	0.00	3,307,904.53
		01/18/23	0.00	0.00	3,394,550.50	0.00	0.00	3,308.23	0.00	0.00
		12/17/20	0.00	0.00	3,391,242.27	0.00	0.00	3,391,242.27	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(758,792.07)	0.00	0.00	(758,792.07)
Cumulative Totals			0.00	0.00	9,895,770.03	0.00	0.00	9,895,770.03	0.00	0.00	9,895,770.03

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	25,188.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,619.57	0.00	0.00	13,606.04	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	96,780.25	0.00
26	0.00	0.00	1,144.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	29,952.20	0.00	0.00	13,606.04	0.00	0.00	0.00	0.00	96,780.25	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		140,338.49

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26